Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 15, 2021	Nov. 23, 2021	Oct. 31, 2021
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 12.85
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
RSU Grant		1,149,605
Subsequent Event [Member] | Business Combination Agreement [Member] | IronNet Cybersecurity Inc [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued	$ 863,400
Weighted Average Number of Shares, Contingently Issuable	1,078,125
Number of consecutive trading days for determining the share price	10 days
Minimum Lock In Period for Transfer Assign Or Sell Shares After Completion Of Merger	180 days
Share Price	$ 10.00
Subsequent Event [Member] | Business Combination Agreement [Member] | IronNet Cybersecurity Inc [Member] | Share Price Equals Or Exceeds Dollars Thirteen [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 13.00